INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

5. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Raw materials	120,290,456	151,975,367
Works in progress	1,948,838	1,481,938
Finished goods	20,142,911	25,175,994
Inventories	142,382,205	178,633,299

On April 5, 2018, there was a fire accident incurred at the warehouse in the Group’s rented plant facility in Jiangsu Province of PRC. RMB18,254,406 inventories damage loss was recognized in general and administrative expenses for the year ended December 31, 2018. In addition, write-downs of inventories from the carrying amount to its estimated net realizable value amounted to RMB10,491,137 for the year ended December 31, 2019, and was recorded as cost of revenues. No such write-downs was made for the years ended December 31, 2017 and 2018.